PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2017
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of September 30,
	2016	2017
	US$	US$
Buildings	7,254	7,271
Electronic and office equipment	14,133	15,208
Leasehold improvement and building improvement	1,691	1,898
Motor vehicles	1,827	2,239

Total	24,905	26,616
Less: Accumulated depreciation	(10,997)	(12,594)

	13,908	14,022

Depreciation expenses were US$2,034, US$2,533 and US$2,792 for the years ended September 30, 2015, 2016 and 2017, respectively.